COMMITMENTS (Details) - ZAR (R) R in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 7,534.8	R 5,972.3	R 4,411.7
Contracted for capital expenditure	772.7	594.5	281.8
Other guarantees	1,487.8	1,420.5	266.7
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	8.0	5.4	40.4
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,515.6	1,289.8	970.2
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	884.8	846.1	830.9
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	169.4	231.7	218.0
Stillwater
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	961.0	762.4
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	54.1	55.1	195.5
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	318.9	220.3	131.6
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure		19.9	72.3
Rustenburg Operations
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	2,573.7	2,033.1	1,830.0
Marikana operations
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	63.4	153.4
Other segments
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	985.9	355.1	122.8
DRD Gold Segment [Member]
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 605.1	R 133.5	R 37.5